Share Capital and Reserves (Details) - Schedule of fair value of stock options - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Expected life of options	5 years	5 years
Expected dividend yield (in Dollars)
Bottom of Range [Member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	2.14%	0.04%
Volatility	96.90%	102.00%
Top of Range [Member]
Share Capital and Reserves (Details) - Schedule of fair value of stock options [Line Items]
Risk-free interest rate	4.03%	0.47%
Volatility	112.40%	128.00%